Schedule of timing of revenue recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	$ 6,767,591	$ 10,588,835
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	6,767,591	8,808,835
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total		$ 1,780,000